INCOME TAXES - Reconciliation of Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	8.20%	5.10%
Permanent differences	12.60%	(5.80%)
Federal and state research and development tax credits	3.00%	1.80%
Other	(1.00%)	0.40%
Provision to return adjustment	(3.20%)	(0.30%)
Change in deferred tax asset valuation allowance	(40.60%)	(22.20%)
Effective income tax rate	0.00%	0.00%